Loans payable (Tables)	9 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of interest expense

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Accrued interest	$95,167	$136,570	$296,471	$500,117
Credit utilization fees	18,897	15,679	54,961	29,265
Amortization of debt discount	66,305	66,305	198,914	198,914
Total	$180,369	$218,554	$550,346	$728,296